Deposits - Summary of Maturity of Time Deposits (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Summary of the maturity of time deposits [Abstract]
2025	$ 816,329
2026	22,633
2027	4,751
2028	2,198
2029	1,956
2030 and thereafter	36
Total	$ 847,903